Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Other Intangible Assets
Other Intangible Assets

Other intangible assets include purchased technology from third parties and software developed or purchased (including licences) for internal use. The changes in the amount of other intangible assets are as follows:

	Software	Purchased technology and other intangible assets	Total
At cost:
Balance January 1, 2011	14,433	3,192	17,625
Additions	3,417	3,682	7,099
Acquisitions	44	4,782	4,826
Disposals	(104)	(47)	(151)
Foreign currency translation effect	252	603	855
Balance December 31, 2011	18,042	12,212	30,254
Additions	2,447	2,183	4,630
Disposals	(10)	—	(10)
Foreign currency translation effect	(133)	(2)	(135)
Balance December 31, 2012	20,346	14,393	34,739
Accumulated amortization:
Balance January 1, 2011	7,809	3,011	10,820
Amortization for the year	2,901	1,570	4,471
Disposals	(104)	(47)	(151)
Foreign currency translation effect	179	159	338
Balance December 31, 2011	10,785	4,693	15,478
Amortization for the year	2,784	2,634	5,418
Disposals	(10)	—	(10)
Foreign currency translation effect	(113)	51	(62)
Balance December 31, 2012	13,446	7,378	20,824
Other intangible assets, net:
December 31, 2011	7,257	7,519	14,776
December 31, 2012	6,900	7,015	13,915

Other intangible assets are amortized over their useful lives of 3 to 7 years. Estimated amortization expenses relating to other intangible assets are as follows:

2013	5,696
2014	4,046
2015	2,499
2016	1,182
2017	492
13,915